Debt securities in issue	12 Months Ended
Dec. 31, 2022
Disclosure Of Debt Securities In Issue [Abstract]
Debt securities in issue

26	Debt securities in issue

HSBC
	2022	2021
	$m	$m
Bonds and medium-term notes	145,240	166,537
Other debt securities in issue	27,027	26,573
Total debt securities in issue	172,267	193,110
Included within:
– trading liabilities (Note 24)	(978)	(1,792)
– financial liabilities designated at fair value (Note 25)	(93,140)	(112,761)
At 31 Dec	78,149	78,557

HSBC Holdings
	2022	2021
	$m	$m
Debt securities	92,361	94,301
Included within:
– financial liabilities designated at fair value (Note 25)	(25,423)	(26,818)
At 31 Dec	66,938	67,483